INCOME TAXES (Details 2) (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Reconciliation of the PRC statutory tax rate to the effective tax rate
Net income before provision for income tax	$ 37,541,158	$ 28,470,103	$ 27,003,635
PRC statutory tax rate (as a percent)	25.00%	25.00%	25.00%
Income tax at statutory tax rate	9,385,290	7,117,526	6,750,909
Expenses not deductible	357,334	586,348	428,150
Effect of income tax exemptions	(7,070,722)	(4,752,840)	(6,001,819)
Effect of income tax rate difference in other jurisdictions	1,704,671	670,220	1,523,418
Change in valuation allowance	(275,481)	535,196	(72,568)
Total	4,101,092	4,156,450	2,628,090
Increase in income tax expense and earnings per share amounts, If Xueersi Education, Yidu Huida and TAL Beijing were not in a tax holiday period
Increase in income tax expenses	7,070,722	4,752,840	6,001,819
Additional disclosures
Withholding tax rate (as a percent)	10.00%
Aggregate undistributed earnings of the company's subsidiaries, VIEs and VIEs subsidiaries located in the PRC	$ 118,059,578	$ 79,515,168
Net income per common share-basic
Increase in income tax expense and earnings per share amounts, If Xueersi Education, Yidu Huida and TAL Beijing were not in a tax holiday period
Net income per common share (in dollars per share)	$ 0.17	$ 0.13	$ 0.14
Net income per common share-diluted
Increase in income tax expense and earnings per share amounts, If Xueersi Education, Yidu Huida and TAL Beijing were not in a tax holiday period
Net income per common share (in dollars per share)	$ 0.17	$ 0.13	$ 0.13